Summary of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Opening Balance	$ 105,049	$ 109,533	$ 68,416
Closing Balance	$ 26,161	$ 105,049	$ 109,533